Business Acquisitions	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Business Acquisitions	BUSINESS ACQUISITIONS
Doctor’s Medical Center, LLC and its affiliates
On July 2, 2021, the Company acquired Doctor’s Medical Center, LLC and its affiliates (“DMC”) for a purchase price of $300.7 million in cash. DMC sellers entered into non-compete
agreements with the Company. The Company recorded
non-compete
intangible assets totaling $1.7 million with a weighted-average amortization period of five years.
The purchase price has been allocated to accounts receivable, net of unpaid service provider costs, property and equipment, net, other assets, favorable leasehold interest, non-compete
intangibles, trade name, payor relationships, net, goodwill, and accounts payable and accrued expenses. The portion of the purchase price that is allocated to the non-compete
is not considered part of the consideration transferred to acquire the business and is accounted for separately.

The following table provides the allocation of the purchase price:

(in thousands)
Accounts receivable, net of unpaid service provider costs	$6,641
Property and equipment, net	1,283
Other assets	142
Favorable leasehold interest	110
Non-compete intangibles	1,700
Trade name	25,500
Payor relationships	115,100
Goodwill	151,188
Accounts payable and accrued expenses	(1,001)

Total purchase price, including non-compete intangibles	$300,663

Total revenues and net income attributable to the assets acquired in the DMC acquisition were approximately $94.3 million and $11.9 million, respectively, for the year ended December 31, 2021.
University Health Care and its affiliates
On June 11, 2021, the Company acquired University Health Care and its affiliates (collectively, “University”). The purchase price totaled $607.9 million, of which $538.3 million was paid in cash, $9.6 million in contingent consideration from forfeited acquisition add-ons
based on terms negotiated by University prior to closing, and $60.0 million in 4,055,698 shares of the Company’s Class A common stock. University sellers entered into non-compete
agreements with the Company. The Company recorded
non-compete
intangible assets totaling $45.2 million with a weighted-average amortization period of five years.
The purchase price has been allocated to accounts receivable, net of unpaid service provider costs, inventory, property and equipment, payor relationships, net, non-compete
intangibles, other acquired intangibles, other assets, goodwill, and accounts payable and accrued expenses. The portion of the purchase price that is allocated to the non-compete
is not considered part of the consideration transferred to acquire the business and is accounted for separately. In the accompanying consolidated balance sheet as of December 31, 2021, a $3.2 million adjustment to goodwill and cash consideration has been made to correct an error in the final purchase price allocation.
The following table provides the allocation of the purchase price:

(in thousands)
Accounts receivable, net of unpaid service provider costs	$2,217
Inventory	264
Property and equipment, net	1,636
Payor relationships	175,172
Non-compete intangibles	45,191
Other acquired intangibles	113,237
Other assets	116
Goodwill	270,245
Accounts payable and accrued expenses	(140)

Total purchase price, including non-compete intangibles	$607,938

Total revenues attributable to the assets acquired in the University acquisition were approximately $188.4 million for the year ended December 31, 2021. Net income attributable to the assets acquired in the University acquisition was approximately $17.4 million for the year ended December 31, 2021.
HP Enterprises II, LLC and related entities
On June 1, 2020, the Company acquired all of the assets of HP Enterprises II, LLC and related entities (collectively, “Healthy Partners”). The purchase price totaled $195.4 million, of which $149.3 million was paid in cash (including $18.0 million paid to an escrow agent, of which $17.1 million was released on January 13, 2021 and $0.9 million is to be released on June 1, 2022), and $30.0 million in 923,076
Class A-4
Units of Primary Care (ITC) Intermediate Holdings, LLC’s securities. The remaining amount of $16.1 million related to payment reconciliations was held back and was paid in equity in February 2022. The physicians entered into employment agreements with the Company which included covenants not to compete. The Company recorded non-compete
intangible assets totaling $1.0 million with a weighted-average amortization period of five years.
The purchase price has been allocated to property and equipment, non-compete
intangibles, acquired intangibles, goodwill, and other assets. The portion of the purchase price that is allocated to the non-compete
is not considered part of the consideration transferred to acquire the business and is accounted for separately.
The following table provides the allocation of the purchase price:

(in thousands)
Property and equipment	$2,409
Non-compete intangibles	1,022
Acquired intangibles	117,014
Goodwill	74,852
Other assets	87

Total purchase price, including non-compete intangibles	$195,384

Total revenues attributable to the assets acquired in the Healthy Partners acquisition were approximately $331.5 million and $191.1 million for the years ended December 31, 2021 and 2020, respectively. Net income attributable to the assets acquired in the Healthy Partners acquisition was approximately $41.1 million and $17.6 million for the years ended December 31, 2021 and 2020, respectively.

Primary Care Physicians and related entities
On January 2, 2020, the Company acquired all of the assets of Primary Care Physicians and related entities (collectively, “PCP”). The purchase price totaled $60.2 million, of which $53.6 million was paid in cash and $4.0 million was paid in 123,077
Class A-4
Units of Primary Care (ITC) Intermediate Holdings, LLC. The remaining amount includes $1.5 million related to the pay-down
of debt, and $1.1 million related to the
pay-down
of accounts payable and accrued expenses of PCP. The physicians entered into employment agreements with the Company and these agreements included covenants not to compete. The Company recorded non-compete
intangible assets totaling $0.8 million with a weighted-average amortization period of three years.
The purchase price has been allocated to cash, cash equivalent and restricted cash, accounts receivable, inventory, property and equipment, non-compete
intangibles, acquired intangibles, goodwill, and accounts payable and accrued expenses. The portion of the purchase price that is allocated to the non-compete
is not considered part of the consideration transferred to acquire the business and is accounted for separately.
The following table provides the allocation of the purchase price:

(in thousands)
Cash and cash equivalents	$191
Accounts receivable	486
Inventory	155
Property and equipment	1,518
Non-compete intangibles	846
Acquired intangibles	43,549
Goodwill	13,738
Accounts payable	(274)

Total purchase price, including non-compete intangibles	$60,209

Total revenues attributable to the assets acquired in the Primary Care Physicians acquisition were approximately $99.9 million and $74.8 million for the years ended December 31, 2021 and 2020, respectively. Net income attributable to the assets acquired in the Primary Care Physicians acquisition was $18.7 million and $8.6 million for the years ended December 31, 2021 and 2020, respectively.
Belen Medical Centers, LLC and related entities
On September 3, 2019, the Company acquired all of the assets of Belen Medical Centers, LLC and related entities (“Belen”). The purchase price totaled $110.0 million, of which $63.1 million was paid in cash, 254,545
Class A-4
Units of Primary Care (ITC) Holdings, LLC’s securities with a value of $7.0 million were issued, and $4.6 million was withheld and paid to Belen during the year ended December 31, 2020. The remaining amount of $35.3 million is related to payment reconciliations which were held-back and paid to Belen during the year ended December 31, 2020. The physicians entered into employment agreements with the Company and these agreements include covenants not to compete. The Company recorded non-compete
intangible assets totaling $0.3 million with a weighted-average amortization period of 2 years.
The purchase price has been allocated to accounts receivable, property and equipment, non-compete
intangible assets, acquired intangible assets, goodwill, and other assets. The portion of the legal purchase price that is allocated to the non-compete
is not considered part of consideration transferred to acquire the business and is accounted for separately.
The following table provides the allocation of the purchase price:

(in thousands)
Accounts receivable	$321
Property and equipment	942
Non-compete intangibles	270
Acquired intangibles	40,400
Goodwill	68,019
Other assets	60

Total Purchase Price	$110,012

The acquired intangible assets that make up the amount include $3.4 million for the brand and payor relationships amounting to $37.0 million. Total revenues attributable to the assets acquired in the Belen acquisition were approximately $78.0 million for the year ended December 31, 2021, $80.5 million for the year ended December 31, 2020 and $25.9 million for the year ended December 31, 2019. Net income attributable to the assets acquired in the Belen acquisition was $12.3 million for the year ended 2021, $20.8 million for the year ended December 31, 2020 and $4.4 million for the year ended December 31, 2019.
The net effect of acquisitions to the Company’s assets and liabilities and reconciliation of cash paid for net assets acquired for the years ended December 31, 2021, 2020 and 2019, including amounts related to acquisitions not disclosed above, was as follows:

	Years Ended December 31,
(in thousands)	2021	2020	2019
Assets acquired
Accounts receivable	$50,979	$486	$321
Other assets	2,108	433	632
Property and equipment	3,582	4,011	1,220
Goodwill	535,318	92,289	77,971
Intangibles	637,766	162,542	52,212

Total assets acquired	1,229,753	259,761	132,356

Liabilities Assumed
Amounts due to seller	49,195	16,288	39,751
Other liabilities	45,782	1,548	—

Total liabilities assumed	94,977	17,836	39,751

Net Assets Acquired	1,134,776	241,925	92,605
Issuance of equity in connection with acquisitions	64,469	34,300	9,250

Acquisitions of subsidiaries, including non-compete intangibles, net of cash acquired	$1,070,307	$207,625	$83,355

Pro forma information is not presented for all of the Company’s acquisitions during the years ended December 31, 2021 and 2020 as historical financial results were unavailable for all businesses acquired. The following unaudited pro forma financial information summarizes the combined results of operations for the Company and its acquisitions of University and HP, as if the companies were combined as of January 1, 2020:

	Years Ended December 31,
(in thousands)	2021	2020
Revenue	$1,763,820	$1,241,294

Net loss	$(123,926)	$(55,341)

Revenue and net income for other acquisitions not individually disclosed for the year ended December 31, 2021 were $25.0 million and $8.0 million, respectively.